Exhibit 99.1

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A. Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,780	152,162,339.29	8.78%	71.10	67.25	3.85
ii. Non-Prime Loans	8,770	168,410,288.54	12.24%	70.41	66.60	3.81
iii. Sub-Prime Loans	606	9,427,373.06	16.91%	65.83	62.57	3.26
iv. Pre-funding Account		0.00
v. Total Loans	17,156	330,000,000.89	10.78%	70.60	66.78	3.82

B. Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	54,000,000.00	5.3204%	April 15, 2008	35242X AA 9
ii. Class A-2 Notes	89,000,000.00	5.14%	May 17, 2010	35242X AB 7
iii. Class A-3 Notes	106,000,000.00	4.95%	January 17, 2012	35242X AC 5
iv. Class A-4 Notes	44,700,000.00	5.03%	February 16, 2015	35242X AD 3
v. Class B Notes	21,450,000.00	5.13%	February 16, 2015	35242X AE 1
vi. Class C Notes	14,850,000.00	5.43%	February 16, 2015	35242X AF 8

C. Spread Account

i. Initial Cash Deposit	0.00
ii. Spread Account Floor Amount	1,650,000.00
iii. Specified Spread Account Amount	5.00	% of Outstanding Pool Balance
iv. Initial Letter of Credit Commitment	10,725,000.00

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,596	146,758,431.15	8.79%	71.18	66.45	4.73
ii. Non-Prime Loans	8,629	164,062,613.58	12.25%	70.44	65.78	4.66
iii. Sub-Prime Loans	598	9,226,013.40	16.93%	65.82	61.72	4.10
iv. Pre-funding Account		0.00
v. Total Loans	16,823	320,047,058.13	10.80%	70.65	65.97	4.68

B. Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	44,047,058.13	0.00
ii. Class A-2 Notes	89,000,000.00	0.00
iii. Class A-3 Notes	106,000,000.00	0.00
iv. Class A-4 Notes	44,700,000.00	0.00
v. Class B Notes	21,450,000.00	0.00
vi. Class C Notes	14,850,000.00	0.00

C. Spread Account

i. Spread Account Cash Balance	426,566.01
ii. Letter of Credit Commitment	10,725,000.00

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	12,987.94

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	318,315.07	0.00	0.00	0.00	65,917.30	7,718.89
ii. Non-Prime Loans	1,414,515.35	44,113.01	0.00	0.00	87,287.95	12,664.61
iii. Sub-Prime Loans	179,678.68	0.00	0.00	0.00	0.00	0.00
iv. Total Loans	1,912,509.10	44,113.01	0.00	0.00	153,205.25	20,383.50

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	15	0	0	0	2	1
ii. Non-Prime Loans	91	2	0	0	4	1
iii. Sub-Prime Loans	13	0	0	0	0	0
iv. Total Loans	119	2	0	0	6	2

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.22%	0.00%	0.00%	0.00%	0.04%	0.01%
ii. Non-Prime Loans	0.86%	0.03%	0.00%	0.00%	0.05%	0.01%
iii. Sub-Prime Loans	1.95%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.60%	0.01%	0.00%	0.00%	0.05%	0.01%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.20%	0.00%	0.00%	0.00%	0.03%	0.01%
ii. Non-Prime Loans	1.05%	0.02%	0.00%	0.00%	0.05%	0.01%
iii. Sub-Prime Loans	2.17%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.71%	0.01%	0.00%	0.00%	0.04%	0.01%

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,426	141,399,408.66	8.79%	71.21	65.56	5.65
ii. Non-Prime Loans	8,490	159,812,983.28	12.25%	70.47	64.94	5.53
iii. Sub-Prime Loans	585	8,979,758.91	16.90%	65.91	60.92	4.99
iv. Pre-funding Account		0.00
v. Total Loans	16,501	310,192,150.85	10.81%	70.68	65.11	5.57

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	501,951.37	41,768.60	0.00	0.00	82,378.94	134,206.35
ii. Non-Prime Loans	2,004,815.34	682,298.55	0.00	0.00	615,709.44	89,438.63
iii. Sub-Prime Loans	195,125.13	108,613.59	0.00	0.00	13,869.31	13,918.11
iv. Total Loans	2,701,891.84	832,680.74	0.00	0.00	711,957.69	237,563.09

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	28	2	0	0	3	3
ii. Non-Prime Loans	112	43	0	0	30	5
iii. Sub-Prime Loans	14	7	0	0	1	1
iv. Total Loans	154	52	0	0	34	9

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.35%	0.03%	0.00%	0.00%	0.06%	0.09%
ii. Non-Prime Loans	1.25%	0.43%	0.00%	0.00%	0.39%	0.06%
iii. Sub-Prime Loans	2.17%	1.21%	0.00%	0.00%	0.15%	0.15%
iv. Total Loans	0.87%	0.27%	0.00%	0.00%	0.23%	0.08%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.38%	0.03%	0.00%	0.00%	0.04%	0.04%
ii. Non-Prime Loans	1.32%	0.51%	0.00%	0.00%	0.35%	0.06%
iii. Sub-Prime Loans	2.39%	1.20%	0.00%	0.00%	0.17%	0.17%
iv. Total Loans	0.93%	0.32%	0.00%	0.00%	0.21%	0.05%

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C. Collections

i. Simple Interest Contracts
a. Interest Collections	2,889,525.41
b. Principal Collections	9,617,344.19
ii. Net Liquidation Proceeds	128,112.43
iii. Post Disposition Recoveries	0.00
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	2,889,525.41
ii. Total Principal Collections	9,745,456.62
iii. Collected Funds	12,634,982.03
iv. Reinvestment Income Collected in Spread Account	0.00

F. Month End Pool Balance

i. Beginning Pool Balance	320,047,058.13
ii. Principal Collections	9,745,456.62
iii. Realized and Cram-Down Losses	109,450.66
iv. Month End Pool Balance	310,192,150.85

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A. Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	122,298.69
b. Non-prime Receivables @ 1.5%	205,078.27
c. Sub-prime Receivables @ 2%	15,376.69
d. Total Servicing Fee	342,753.65
e. Total Receivables @ 1.25%	333,382.35
ii. Base Servicing Fee (Less of id and ie)	333,382.35
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	9,371.30
v. Previous Additional Servicing Fee Shortfall	12,987.94
vi. Total Additional Servicing Fee	22,359.23
vii. Supplemental Servicing Fee	81,328.45
viii. Total Supplemental Servicing Fee	81,328.45

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	0.250%
ii. Base Letter of Credit Commitment Fee	1,411.98
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	1,411.98

	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
C. Bond Interest
i. Class A-1 Notes	5.32%	31	201,799.64	0.00	0.00	201,799.64
ii. Class A-2 Notes	5.14%	30	381,216.67	0.00	0.00	381,216.67
iii. Class A-3 Notes	4.95%	30	437,250.00	0.00	0.00	437,250.00
iv. Class A-4 Notes	5.03%	30	187,367.50	0.00	0.00	187,367.50
v. Class B Notes	5.13%	30	91,698.75	0.00	0.00	91,698.75
vi. Class C Notes	5.43%	30	67,196.25	0.00	0.00	67,196.25
v. Total	5.12%	30	1,366,528.81	0.00	0.00	1,366,528.81

D. Bond Principal

i. Beginning Note Balance	320,047,058.13
ii. Current Pool Balance	310,192,150.85
iii. Principal Distributable Amount	9,854,907.28

E. Total Required Distributions	11,556,230.43
F. Total Available Funds	12,634,982.03
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	426,566.01
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	10,725,000.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	12,634,982.03

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	12,634,982.03

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	333,382.35	333,382.35	0.00	12,301,599.68
C. Letter of Credit Commitment Fee	1,411.98	1,411.98	0.00	12,300,187.69
D. Class A Note Interest	1,207,633.81	1,207,633.81	0.00	11,092,553.88
E. Class A Principal Distributable Amount	9,854,907.28	9,854,907.28	0.00	1,237,646.60
F. Class B Note Interest	91,698.75	91,698.75	0.00	1,145,947.85
G. Class B Principal Distributable Amount	0.00	0.00	0.00	1,145,947.85
H. Class C Note Interest	67,196.25	67,196.25	0.00	1,078,751.60
I. Class C Principal Distributable Amount	0.00	0.00	0.00	1,078,751.60
J. Spread Account	4,358,041.53	1,078,751.60	3,279,289.93	0.00
K. Payment of Additional Servicing Fee	22,359.23	0.00	22,359.23	0.00
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	0.00
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	0.00
N. Deposit to Holders of Certificates	0.00	0.00	0.00	0.00

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	44,047,058.13	9,854,907.28	34,192,150.85	201,799.64	201,799.64	0.00
B. Class A-2 Notes	89,000,000.00	0.00	89,000,000.00	381,216.67	381,216.67	0.00
C. Class A-3 Notes	106,000,000.00	0.00	106,000,000.00	437,250.00	437,250.00	0.00
D. Class A-4 Notes	44,700,000.00	0.00	44,700,000.00	187,367.50	187,367.50	0.00
E. Class B Notes	21,450,000.00	0.00	21,450,000.00	91,698.75	91,698.75	0.00
F. Class C Notes	14,850,000.00	0.00	14,850,000.00	67,196.25	67,196.25	0.00
G. Total	320,047,058.13	9,854,907.28	310,192,150.85	1,366,528.81	1,366,528.81	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	0.04%
B. Cumulative Net Loss Calculation as of previous distribution date	0.00%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	1,650,000.00
ii. Spread Account Specified Amount	15,509,607.54
iii. Spread Account Required Amount	4,784,607.54

	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment
i. Beginning Balance			426,566.01	10,725,000.00
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	426,566.01	10,725,000.00
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	426,566.01	10,725,000.00
iv. Deposit to Spread Account from Waterfall	1,078,751.60	0.00	1,505,317.62	10,725,000.00
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	0.00	0.00	1,505,317.62	10,725,000.00
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	1,505,317.62	10,725,000.00
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	1,505,317.62	10,725,000.00
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	1,505,317.62	10,725,000.00

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	May 2007
Distribution Date:	June 15, 2007
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	144
B. Balance of loans extended during the current collection period	$2,737,488.66
C. Number of modifications during the current collection period	0
D. Balance of modified contracts during the current collection period	$0.00

Section X. Historical Portfolio Performance

	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	7,718.89	134,206.35	3,783.27	55,925.92	2.1963%
ii. Non-Prime Loans	12,664.61	89,438.63	12,664.61	45,360.13	1.4130%
iii. Sub-Prime Loans	0.00	13,918.11	0.00	8,164.61	1.5326%
iv. Total Loans	20,383.50	237,563.09	16,447.88	109,450.66	1.7871%

/s/ Harold E. Miller, Jr.	/s/ Tonya B. Roemer
Harold E. Miller, Jr.	Tonya B. Roemer
President, C.E.O.	Senior Vice President, Finance and Accounting, and Assistant Treasurer